UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

AMT-Free Municipal Bond Portfolio

Delaware Municipal Bond Portfolio

Kentucky Municipal Bond Portfolio

Ohio Municipal Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds II, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 09/30/2009

Item 1	–	Schedule of Investments

Schedule of Investments September 30, 2009 (Unaudited)	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Securities — 0.0%
Collateralized Mortgage Obligations — 0.0%
Government National Mortgage Assoc. I, 6.00%, 11/15/31	$2	$1,919

Municipal Bonds
Alabama — 0.7%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital, (AGC), 6.00%, 6/01/34	1,460	1,595,342
Tuscaloosa Special Care Facilities Financing Authority, RB, Capstone Village, Series A, 5.13%, 8/01/15 (a)	2,000	1,310,260

		2,905,602

Arizona — 0.2%
Pima County IDA, RB, Arizona Charter Schools Project, Series 0, 5.25%, 7/01/31	1,285	957,184

California — 16.7%
California Health Facilities Financing Authority, California, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/34	3,670	3,823,222
California State University, RB, Systemwide, Series A, 5.25%, 11/01/38	2,490	2,643,982
California Statewide Communities Development Authority, RB, Catholic Healthcare West, Series E, 5.50%, 7/01/31	2,250	2,346,345
City of Chula Vista California, RB, San Diego Gas, Series A, Remarketed, 5.88%, 2/15/34	975	1,079,910
County of Sacramento California, RB, PFC/Grant, Sub-Series C, 6.00%, 7/01/39	2,250	2,535,120
Foothill Eastern Transportation Corridor Agency, California, Refunding, RB, 5.75%, 1/15/40	7,500	7,312,425
Los Angeles Community College District, California, GO, 2001 Election, Series E-1, 5.00%, 8/01/33	4,000	4,258,280
Metropolitan Water District of Southern California, Refunding, RB, Series B, 5.00%, 7/01/35	3,170	3,377,033
Modesto Irrigation District, COP, Capital Improvement, Series A, 6.00%, 10/01/39	1,700	1,934,158
Pittsburg Redevelopment Agency, Refunding, TAN, Subordinate, Los Medanos Community Project, Series A, 6.50%, 9/01/28	2,000	2,218,220
San Francisco Community College District, California, GO, Series B, (FSA), 5.00%, 6/15/31	10,000	10,389,900
Semitropic Improvement District, Refunding, RB, Series A, 5.25%, 12/01/29	5,380	5,922,896
State of California, GO, Various Purpose:
5.00%, 6/01/32	4,500	4,531,050
6.50%, 4/01/33	9,700	11,186,622
Stockton-East Water District, California, Refunding, COP, Series B, (MBIA, FGIC), 6.08%, 4/01/28 (b)	4,495	1,474,809
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	3,225	3,572,784

		68,606,756

Colorado — 0.2%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	775	877,556

District of Columbia — 1.0%
District of Columbia, RB, Series A, 5.50%,12/01/30	3,530	4,083,716

Florida — 14.5%
Ave Maria Stewardship Community Development District, Special Assessment, BAN, 4.80%, 11/01/12	1,000	700,660
City of Orlando Florida, Senior RB, 6th Center Contract Payments, Series A, (AGC), 5.25%, 11/01/38	1,320	1,386,436
City of Tampa Florida, Refunding, RB (FSA), 6.00%, 10/01/16	1,455	1,758,978
County of Broward Florida, Refunding, RB, Series O, 5.38%, 10/01/29	3,100	3,273,073
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	1,550	1,796,512
Series B-1, 6.00%, 7/01/38	5,000	5,641,400
County of Miami-Dade Florida, Refunding, RB, Series C, 6.00%, 10/01/23	5,000	5,753,850
Florida State Board of Education, GO:
Series A, 5.38%, 6/01/33	4,000	4,458,880
Series A, 5.50%, 6/01/38	4,750	5,286,275
Florida State Board of Education, RB, Series A, 5.75%, 7/01/28	3,890	4,327,353
Florida State Board of Education, Refunding, GO, Public Education, Series D, 5.75%, 6/01/22	7,800	8,093,280
JEA, RB, Scherer 4 Project, Series A, 6.00%, 10/01/37	3,000	3,302,070
Orange County School Board, COP, Series A, (AGC), 5.50%, 8/01/34	2,300	2,480,458
Panther Trace II Community Development District, Special Assessment, 5.13%, 11/01/13	2,920	1,957,072

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.	ACA	American Capital Access Corp.	GO	General Obligation Bonds
	AGC	Assured Guaranty Corp.	GNMA	Government National Mortgage Association
	AMBAC	American Municipal Bond Assurance Corp.	HUD	Housing and Urban Development
	AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
	BAN	Bond Anticipation Note	ISD	Independent School District
	BHAC-CR	Berkshire Hathaway Assurance Corporation- Custodial Receipts	MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
	COP	Certificates of Participation	M/F	Multi-Family
	EDA	Economic Development Authority	PCRB	Pollution Control Revenue Bonds
	FGIC	Financial Guaranty Insurance Co.	PFC	Precision Flight Controls, Inc.
	FHA	Federal Housing Administration	RB	Revenue Bonds
	FHLMC	Federal Home Loan Mortgage Corp	S/F	Single-Family
	FNMA	Federal National Mortgage Association	SO	Special Obligation Agreements
	FSA	Financial Security Assurance, Inc.	TAN	Tax Anticipation Notes

SEPTEMBER 30, 2009	1

Schedule of Investments (continued)	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (concluded)
Riviera Beach Utility Special District, RB (MBIA, FGIC), 5.00%, 10/01/29	$4,245	$4,186,928
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,000	5,230,600

		59,633,825

Georgia — 2.5%
City of Atlanta Georgia, Refunding, RB, Series A, (AMBAC), 6.50%, 1/01/10	1,000	1,015,410
Forsyth County School District, GO, 6.70%, 7/01/12	640	694,035
Metropolitan Atlanta Rapid Transit Authority, RB, 3rd Series, 5.00%, 7/01/39	4,600	4,945,092
Municipal Electric Authority of Georgia, RB, General Resolution Projects, Sub-Series D, 6.00%, 1/01/23	2,000	2,326,500
Municipal Electric Authority of Georgia, Refunding, RB, Series BB, (GO of Participants), 5.70%, 1/01/19	1,000	1,126,140

		10,107,177

Illinois — 4.9%
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A, (AGC), 6.00%, 6/01/26	2,575	3,040,612
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/37	7,325	7,882,725
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	1,100	1,249,358
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,800	2,007,162
University of Chicago, Series B, 6.25%, 7/01/38	5,000	5,912,700

		20,092,557

Indiana — 3.1%
Indiana Finance Authority, RB:
Parkview Health System, Series A, 5.75%, 5/01/31	900	940,410
Various, Duke Energy Industry, Series B, 6.00%, 8/01/39	1,665	1,811,886
Indiana Health Facility Financing Authority, Indiana, RB, Methodist Hospital, Inc., 5.50%, 9/15/31	1,320	1,050,971
Indiana Municipal Power Agency, Indiana, RB, Series B, 6.00%, 1/01/39	2,120	2,348,176
Indianapolis Local Public Improvement Bond Bank, RB, Waterworks Project:
Series A, 5.50%, 1/01/29	2,000	2,157,700
Series A, (AGC), 5.50%, 1/01/38	4,125	4,623,052

		12,932,195

Louisiana — 0.4%
New Orleans Aviation Board, Louisiana, Refunding, RB, Restructuring Garbs, Series A-2, 6.00%, 1/01/23	1,370	1,578,925

Massachusetts — 0.7%
Massachusetts Development Finance Agency, RB, Linden Ponds, Inc. Facility:
Series A, 5.75%, 11/15/35	1,000	810,330
Series A, 5.00%, 10/01/39	2,000	2,105,120

		2,915,450

Michigan — 2.2%
City of Detroit Michigan, RB, Second Lien, Remarketed, Series B, (FSA), 7.00%, 7/01/36	1,250	1,533,237
Michigan State Building Authority, Refunding, RB, Facilities Program:
Series I, 6.00%, 10/15/38	840	922,261
Series I, 6.25%, 10/15/38	1,250	1,422,950
Michigan Strategic Fund, Refunding, RB, Various, Detroit Edison, Series ET-2, 5.50%, 8/01/29(c)	1,425	1,509,859
Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital, 8.25%, 9/01/39	2,935	3,472,751

		8,861,058

Minnesota — 0.3%
City of Minneapolis Minnesota, RB, Fairview Health Services, Series A, 6.75%, 11/15/32	1,000	1,137,900

Multi-State — 3.2%
Centerline Equity Issuer Trust, 7.60%, 11/30/10(d)(e)	9,000	9,360,000
Munimae Tax-Exempt Bond Subsidiary LLC, 7.50%, 6/30/49(c)(d)(e)	4,000	3,728,240

		13,088,240

Nebraska — 0.2%
Omaha Public Power District, RB, Series B, 6.15%, 2/01/12	750	801,022

Nevada — 2.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,475	1,661,558
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/38	6,685	7,535,265

		9,196,823

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	2,500	2,660,200

New Jersey — 8.6%
City of Jersey City New Jersey, Refunding Note, GO, 5.40%, 6/25/10	2,750	2,778,050
Monmouth County Improvement Authority, RB, Brookdale Community College Project (County Guaranty), 6.00%, 8/01/38	3,600	4,192,452
New Jersey Educational Facilities Authority, Refunding, RB, University Medical & Dentistry:
Series B, 7.13%, 12/01/23	1,000	1,157,110
Series B, 7.50%, 12/01/32	1,000	1,147,520
New Jersey Health Care Facilities Financing Authority, RB:
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	1,000	1,047,470
Saint Barnabas Health Care System, Series A, 5.00%, 7/01/29	2,575	2,273,674
New Jersey State Highway Authority, RB, Parkway, 6.20%, 1/01/10	2,740	2,774,551
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.50%, 10/01/38	4,500	4,950,270
New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System:
Series A, 6.00%, 6/15/10(f)	10,000	10,401,500
Series A, 5.50%, 12/15/22	4,000	4,706,280

		35,428,877

2	SEPTEMBER 30, 2009

Schedule of Investments (continued)	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 7.8%
City of New York New York, GO, Series E-1, 6.25%, 10/15/28	$2,500	$3,015,975
Long Island Power Authority, RB:
General Series A, 6.00%, 5/01/33	8,700	10,028,925
Series A, 6.25%, 4/01/33	1,610	1,896,838
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	4,300	5,064,411
New York City Housing Development Corp., RB, Series M, 6.88%, 11/01/38	2,085	2,347,293
New York City Municipal Water Finance Authority, RB, Series R, 5.50%, 6/15/40	1,650	1,867,981
New York City Transitional Finance Authority, Future Tax Secured, RB, Series A, 5.00%, 5/01/30	4,000	4,378,680
Triborough Bridge & Tunnel Authority, New York, RB, General, Series A-2, 5.38%, 11/15/38	3,150	3,496,059

		32,096,162

North Carolina — 1.0%
North Carolina Medical Care Commission, North Carolina, Refunding, RB, First Mortgage, Forest at Duke, 5.13%, 9/01/27	2,000	1,930,580
North Carolina Municipal Power Agency No. 1 Catawba, North Carolina, RB, Series B, 6.50%, 1/01/10(f)	2,000	2,050,860
North Carolina Municipal Power Agency No. 1 Catawba, North Carolina, Refunding, RB, Catawba Electric Revenue (MBIA), 6.00%, 1/01/10	300	303,903

		4,285,343

Ohio — 0.4%
Ohio State Water Development Authority, Refunding, RB, FirstEnergy, Series A, 5.88%, 6/01/16(c)	1,700	1,821,448

Pennsylvania — 5.3%
Delaware Valley Regional Financial Authority, RB, 5.75%, 7/01/32	10,000	11,815,400
Pennsylvania Economic Development Financing Authority, RB:
Pennsylvania American Water Co. Project, 6.20%, 4/01/39	1,000	1,093,060
Various, Allegheny Energy Supply Co., 7.00%, 7/15/39	2,000	2,178,700
Pennsylvania Housing Finance Agency, RB, Series 105C, 4.88%, 10/01/34	2,300	2,325,277
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	4,200	4,571,616

		21,984,053

Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp., RB:
Hospital Financing, Lifespan Obligation, Series A, (AGC), 7.00%, 5/15/39	1,350	1,582,835
Lifespan Obligation (MBIA), 5.50%, 5/15/16	200	200,254

		1,783,089

Texas — 9.3%
Beaumont ISD Texas, GO, School Building, (AGC), 5.13%, 2/15/31	2,000	2,139,520
Brazos River Harbor Navigation District, RB, The Dow Chemical, Series A, Remarketed, 5.50%, 6/15/11	3,000	3,083,400
City of Austin Texas, Water & Sewer RB, Series A, 5.13%, 11/15/29	2,000	2,224,480
City of Houston Texas, Refunding, RB, Combined, First Lien, Series A, (AGC), 6.00%, 11/15/35	4,800	5,676,192
City of San Antonio Texas, Refunding, RB, Series A, 5.25%, 2/01/31	1,000	1,107,220
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	2,295	2,559,292
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/30	2,970	3,212,441
Harris County Health Facilities Development Corp., Refunding, RB, Memorial Hermann Healthcare System:
Series B, 7.13%, 12/01/31	1,500	1,709,505
Series B, 7.25%, 12/01/35	500	569,645
Matagorda County Navigation District No. 1, Texas, Refunding, RB, Central Power & Light Co. Project, Series A, Remarketed, 6.30%, 11/01/29	1,475	1,626,026
North Texas Tollway Authority, Refunding, RB, Toll 2nd Tier, Series F, 6.13%, 1/01/31	10,000	10,635,400
State of Texas, Refunding, GO, Water Financial Assistance, 5.75%, 8/01/22	3,445	3,564,059

		38,107,180

Utah — 0.0%
City of Salt Lake City Utah, Refunding, RB, IHC Hospital, Inc., Series A, 8.13%, 5/15/15	80	94,339

Washington — 6.4%
City of Seattle Washington, Refunding & Improvement, RB, 5.25%, 2/01/33	3,750	4,096,238
Pierce County School District No. 416 White River, Washington, GO (School Board Guaranty), 6.00%, 12/01/10(f)	5,345	5,693,387
State of Washington, GO, Series B, 6.00%, 1/01/10(f)	14,000	14,198,100
Washington Health Care Facilities Authority, Washington, RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	2,000	2,229,620

		26,217,345

Wisconsin — 1.2%
State of Wisconsin, RB, Series A, (State Appropriation), 6.00%, 5/01/36	4,000	4,729,560

Wyoming — 0.5%
County of Sweetwater Wyoming, Refunding, RB, Idaho Power Co. Project, Remarketed, 5.25%, 7/15/26	2,000	2,158,080

Guam — 0.2%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	950	1,046,235

Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp., RB, First, Sub-Series A, 6.50%, 8/01/44	5,000	5,676,600

Total Municipal Bonds — 96.2%		395,864,497

SEPTEMBER 30, 2009	3

Schedule of Investments (concluded)	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
New York — 3.3%
New York State Dormitory Authority, RB, Education, Series B, 5.75%, 3/15/36	$3,000	$3,468,840
New York State Environmental Facility Corp., RB, New York City Municipal Water Project, Series K, 5.00%, 6/15/28	10,000	10,365,500

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.3%		13,834,340

Total Long-Term Investments (Cost — $384,984,490) — 99.5%		409,700,756

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.32%(h)(i) (Cost — $18,450,000) — 4.5%	18,450,000	18,450,000

Total Investments (Cost — $403,434,490*) — 104.0%		428,150,756
Liabilities in Excess of Other Assets — (2.3)%		(9,595,687)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (1.7)%		(7,009,175)

Net Assets — 100.0%		$411,545,894

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$395,793,558

Gross unrealized appreciation	$28,812,425
Gross unrealized depreciation	(3,455,227)

Net unrealized appreciation	$25,357,198

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(f)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Security represents bonds transferred to a tender option bond trust in exchange for which the Portfolio acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(h)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
FFI Institutional Tax-Exempt Fund	$12,700,000	$18,781

(i)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$18,450,000
Level 2 - Long-Term Investments[1]	409,700,756
Level 3	—

Total	$428,150,756

[1]	See above Schedule of Investments for values in each state or political subdivision.

4	SEPTEMBER 30, 2009

Schedule of Investments September 30, 2009 (Unaudited)	Delaware Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Delaware — 63.2%
Corporate — 8.9%
Delaware State EDA, Refunding, PCRB, Delmarva Project, Series B, (AMBAC), 5.20%, 2/01/19	$1,000	$1,025,000

Delaware State EDA, Refunding, RB, Exempt Facilities, Delmarva, Series D, AMT, 5.65%, 7/01/28(a)	3,850	3,934,777

		4,959,777

County/City/Special District/School District — 4.1%
County of New Castle Delaware, GO, Series A, 5.00%, 7/15/24	2,000	2,268,420

Health — 15.3%
Delaware State EDA, Refunding, RB, First Mortgage, Gilpin, (ACA), 5.63%, 7/01/19	2,000	1,846,540

Delaware State Health Facilities Authority, RB:
Christiana Care Health Services, (AMBAC), 5.25%, 10/01/12	1,500	1,625,865
Health System Catholic Health East, Series D, 5.13%, 11/15/24	1,750	1,788,028
Health System Catholic Health East, Series D, 5.25%, 11/15/28	2,225	2,266,941

Delaware State Health Facilities Authority, Refunding, RB, Beebe Medical Center Project, Series A, 5.50%, 6/01/24	1,000	993,950

		8,521,324

Housing — 9.2%
Delaware State Housing Authority, RB:
M/F Mortgage, Series A, 5.40%, 7/01/24	1,545	1,589,913
Senior S/F Mortgage, Series A, 5.25%, 7/01/35	1,425	1,460,967
Senior S/F Mortgage, Series A, (FSA), AMT, 5.40%, 1/01/34	510	511,729
Senior S/F Mortgage, Series A-1, (MBIA), AMT, 5.90%, 7/01/20	510	529,370

Delaware State Housing Authority, Refunding, RB, M/F Mortgage, Series C, (HUD Section 8),7.38%, 1/01/15	1,115	1,023,258

		5,115,237

State — 5.1%
Delaware State EDA, RB, Delaware Technology Park University of Delaware Project, (AMBAC), 6.00%, 2/01/10(b)	1,000	1,029,050

State of Delaware, Refunding, GO, Series C, 5.00%, 3/01/23	1,500	1,845,255

		2,874,305

Transportation — 10.9%
Delaware River & Bay Authority, RB, (MBIA), 5.25%, 1/01/13(b)	1,000	1,131,200

Delaware Transportation Authority, Senior RB:
5.00%, 7/01/27	500	563,255
Series A, 4.38%, 7/01/28	2,000	2,087,880

Wilmington Parking Authority, RB:
(FSA), 5.25%, 9/15/14	1,500	1,728,870
(FSA), 5.25%, 9/15/15	500	582,230

		6,093,435

Utilities — 9.7%
City of Wilmington Delaware, GO, Series A, 5.00%, 12/01/26	2,000	2,251,860

Delaware State EDA, RB, Water, United Water Delaware, Inc. Project, (AMBAC), AMT, 6.20%, 6/01/25	1,000	1,001,100

Delaware State Solid Waste Authority, RB, (MBIA), 5.00%, 6/01/23	2,000	2,152,320

		5,405,280

		35,237,778

Multi-State — 7.5%
Housing — 7.5%
Centerline Equity Issuer Trust, 7.60%, 11/30/10(c)(d)	1,000	1,040,000

Munimae Tax-Exempt Bond Subsidiary LLC:
7.75%, 11/01/10(a)(c)(d)	2,000	1,299,680
7.50%, 6/30/49(a)(c)(d)	2,000	1,864,120

		4,203,800

Guam — 0.9%
County/City/Special District/School District — 0.4%
Territory of Guam, RB, Section 30:
Series A, 5.63%, 12/01/29	100	103,476
Series A, 5.75%, 12/01/34	100	104,615

		208,091

Utilities — 0.5%
Guam Government Waterworks Authority, RB, Water, 5.88%, 7/01/35	320	310,672

		518,763

Puerto Rico — 22.6%
State — 8.4%
Commonwealth of Puerto Rico, Refunding, GO, Public Improvement, Series A-4, Remarketed, 5.25%, 7/01/30	160	172,547

Puerto Rico Public Finance Corp. Commonwealth, RB, Appropriation, Series A, (AMBAC), 5.38%, 6/01/14	1,575	1,807,612

Puerto Rico Sales Tax Financing Corp., RB:
First, Sub-Series A, 6.38%, 8/01/39	2,000	2,257,900
Series A, 5.25%, 8/01/49	425	442,123

		4,680,182

Transportation — 2.3%
Puerto Rico Highway & Transportation Authority, Refunding, RB:
Series CC, 5.50%, 7/01/31	1,000	1,042,710
Series CC, (FSA), 5.25%, 7/01/36	200	226,222

		1,268,932

Utilities — 11.9%
Puerto Rico Commonwealth Infrastructure Financing Authority, SO:
Series A, 5.38%, 10/01/10(b)	1,000	1,061,060

SEPTEMBER 30, 2009	5

Schedule of Investments (concluded)	Delaware Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Puerto Rico (concluded)
Utilities (concluded)
Series A, 5.50%, 10/01/10(b)	$3,850	$4,089,894

Puerto Rico Electric Power Authority, RB, Series TT, 5.00%, 7/01/32	1,500	1,509,465

		6,660,419

		12,609,533

Total Municipal Bonds — 94.2%		52,569,874

Municipal Bonds Transferred to Tender Option Bond Trusts(e)
Puerto Rico — 3.8%
Utilities — 3.8%
Puerto Rico Commonwealth Infrastructure Financing Authority, SO, Series A, 5.50%, 10/01/10(b)	2,000	2,124,620

Total Long-Term Investments (Cost — $53,524,902) — 98.0%		54,694,494

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.32%(f)(g)	1,300,000	1,300,000
Wilmington Tax-Free Money Market Fund, 0.01%(g)	107,845	107,845

Total Short-Term Securities (Cost — $1,407,845) — 2.5%		1,407,845

Total Investments (Cost — $54,932,747*) — 100.5%		56,102,339
Other Assets in Excess of Liabilities — 1.3%		699,467
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (1.8)%		(1,004,352)

Net Assets — 100.0%		$55,797,454

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$53,859,216

Gross unrealized appreciation	$2,472,766
Gross unrealized depreciation	(1,229,644)

Net unrealized appreciation	$1,243,122

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(e)	Security represents bonds transferred to a tender option bond trust in exchange for which the Portfolio acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
FFI Institutional Tax-Exempt Fund	$600,000	$2,127

(g)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$1,407,845
Level 2 - Long-Term Investments[1]	54,694,494
Level 3	—

Total	$56,102,339

[1]	See above Schedule of Investments for values in the state or political subdivision.

6	SEPTEMBER 30, 2009

Schedule of Investments September 30, 2009 (Unaudited)	Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Kentucky — 77.4%
Corporate — 3.1%
County of Owen Kentucky, RB, American Water Co. Project, Series A, 6.25%, 6/01/39	$1,000	$1,069,500

County of Owen Kentucky, Various, RB, American Water Co., Series B, 5.63%, 9/01/39	250	260,305

Trimble County Kentucky Environmental Facilities, RB, (AMBAC), AMT, 6.00%, 3/01/37	1,000	1,001,910

		2,331,715

County/City/Special District/School District — 17.2%
Bowling Green ISD Finance Corp., Kentucky, RB:
5.75%, 1/01/18	1,050	1,072,544
5.75%, 1/01/20	1,135	1,159,368

County of Hopkins Kentucky, GO, Detention Facility Project, (FGIC), 5.75%, 2/01/10(a)	1,800	1,850,778

County of Kenton Kentucky, GO, Public Project, 4.63%, 4/01/34	2,000	2,055,660

Jefferson County School District Finance Corp., Kentucky, Refunding, RB, Series A, (FSA), 5.25%, 1/01/14	2,000	2,027,300

Kentucky State Property & Buildings Commission, Kentucky, Refunding, RB, 5.38%, 11/01/23	3,000	3,355,200

Lexington-Fayette Urban County Government, GO, Series A, 5.75%, 2/01/20	1,500	1,538,775

		13,059,625

Health — 14.4%
County of Warren Kentucky, Refunding, RB, Community Hospital Corp. Project, Series A, 5.00%, 8/01/29	1,000	944,620

Kentucky Economic Development Finance Authority, Kentucky, RB:
Baptist Healthcare System, Series A, 5.38%, 8/15/24	1,995	2,199,707
Baptist Healthcare System, Series A, 5.63%, 8/15/27	1,000	1,104,610
Norton Healthcare, Series A, 6.63%, 10/01/10(a)	1,370	1,464,146
Norton Healthcare, Series A, 6.63%, 10/01/28	380	390,108

Louisville & Jefferson County Metropolitan Government, RB:
Jewish Hospital & St. Mary’s Healthcare, 6.13%, 2/01/37	2,000	2,127,860
Norton Health Care, Inc., 5. 25%, 10/01/36	2,750	2,722,583

		10,953,634

Housing — 5.5%
Kentucky Housing Corp., RB:
Series A, (FHA), 5.75%, 7/01/39	1,000	1,058,730
Series B, 5.15%, 7/01/39	2,750	2,831,373
Series F, (FHA), AMT, 5.45%, 1/01/32	265	266,338

		4,156,441

State — 2.9%
Kentucky Economic Development Finance Authority, Kentucky, RB, Louisville Arena, Sub-Series A-1, 6.00%, 12/01/33	1,000	1,102,100

Kentucky State Property & Buildings Commission, Kentucky, Refunding, RB, Project No. 93, (AGC), 5.25%, 2/01/29	1,000	1,116,350

		2,218,450

Transportation — 17.3%
Kentucky Turnpike Authority, Kentucky, RB, Revitalization Projects:
Series A, 5.00%, 7/01/27	1,000	1,101,100
Series A, 5.00%, 7/01/28	500	547,020
Series A, 5.00%, 7/01/29	1,000	1,097,830

Kentucky Turnpike Authority, Kentucky, Refunding, RB, Revitalization Projects, Series A, (AMBAC), 5.50%, 7/01/15	1,000	1,181,520

Louisville & Jefferson County Regional Airport Authority, Kentucky, RB:
Airis Louisville LLC Project, Series A, AMT, 5.50%, 3/01/19	3,000	2,786,940
Series A, (FSA), AMT, 5.75%, 7/01/15	1,755	1,841,346

Louisville Kentucky Regional Airport Authority, Refunding, RB, (AMBAC), 5.00%, 7/01/18	4,345	4,564,901

		13,120,657

Utilities — 17.0%
City of Owensboro, Kentucky, Refunding & Improvement, RB, (AGC), 5.00%, 9/15/26	1,005	1,111,098

Frankfort Electric & Water Plant Board, Kentucky, Electric & Water RB, (AMBAC), 5.60%, 12/01/19	1,045	1,061,542

Kentucky Municipal Power Agency, RB, Prairie State Project, Series A, (BHAC-CR, MBIA), 5.25%, 9/01/42	1,000	1,067,310

Lexington-Fayette Urban County Government, RB, Series A, 5.00%, 7/01/21	1,935	2,057,660

Louisville & Jefferson County Metropolitan Sewer District, Kentucky, RB:
Series A, (BHAC-CR, FGIC), 5.00%, 5/15/38	1,000	1,047,100
Series A, (MBIA, FGIC), 5.75%, 5/15/33	3,750	3,799,950

Louisville Waterworks Board, Kentucky, RB, Louisville Water Co., (FSA), 5.25%, 11/15/16	2,590	2,714,941

		12,859,601

		58,700,123

Multi-State — 7.2%
Housing — 7.2%
Centerline Equity Issuer Trust, 7.60%, 11/30/10(b)(c)	4,000	4,160,000

Munimae Tax-Exempt Bond Subsidiary LLC, 7.75%, 11/01/10(b)(c)(d)	2,000	1,299,680

		5,459,680

Guam — 0.7%
County/City/Special District/School District — 0.4%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	300	310,428

SEPTEMBER 30, 2009	7

Schedule of Investments (continued)	Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Guam (concluded)
Utilities — 0.3%
Guam Government Waterworks Authority, RB, Water, 5.88%, 7/01/35	$220	$213,587

		524,015

Puerto Rico — 10.0%
State — 4.8%
Commonwealth of Puerto Rico, Refunding, GO, Public Improvement, Series A-4, Remarketed, 5.25%, 7/01/30	215	231,860

Puerto Rico Sales Tax Financing Corp., RB, First, Sub-Series A, 6.38%, 8/01/39	3,000	3,386,850

		3,618,710

Transportation — 3.8%
Puerto Rico Highway & Transportation Authority, Refunding, RB, Series CC, (AGC), 5.50%, 7/01/31	2,500	2,928,775

Utilities — 1.4%
Puerto Rico Commonwealth Infrastructure Financing Authority, SO, Series A, 5.38%, 10/01/10(a)	1,000	1,061,060

		7,608,545

Total Municipal Bonds — 95.3%		72,292,363

Municipal Bonds Transferred to Tender Option Bond Trusts(e)
Kentucky — 2.8%
County/City/Special District/School District — 2.8%
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.38%, 12/01/39	2,000	2,129,655

Puerto Rico — 2.8%
Utilities — 2.8%
Puerto Rico Commonwealth Infrastructure Financing Authority, SO, Series A, 5.50%, 10/01/10(a)	2,000	2,124,620

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 5.6%		4,254,275

Total Long-Term Investments (Cost — $73,671,439) — 100.9%		76,546,638

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.32%(f)(g)	3,500,000	3,500,000
Wilmington Tax-Free Money Market Fund, 0.01%(g)	54,192	54,192

Total Short-Term Securities (Cost — $3,554,192) — 4.7%		3,554,192

Total Investments (Cost — $77,225,631*) — 105.6%		80,100,830
Liabilities in Excess of Other Assets — (2.5)%		(1,916,304)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (3.1)%		(2,357,636)

Net Assets — 100.0%		$75,826,890

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$74,702,648

Gross unrealized appreciation	$4,196,357
Gross unrealized depreciation	(1,133,175)

Net unrealized appreciation	$3,063,182

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Security represents bonds transferred to a tender option bond trust in exchange for which the Portfolio acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
FFI Institutional Tax-Exempt Fund	$3,300,000	$1,812

(g)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

8	SEPTEMBER 30, 2009

Schedule of Investments (concluded)	Kentucky Municipal Bond Portfolio

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$3,554,192
Level 2 - Long-Term Investments[1]	76,546,638
Level 3	—

Total	$80,100,830

[1]	See above Schedule of Investments for values in the state or political subdivision.

SEPTEMBER 30, 2009	9

Schedule of Investments September 30, 2009 (Unaudited)	Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Multi-State — 3.6%
Housing — 3.6%
Centerline Equity Issuer Trust, 7.60%, 11/30/10(a)(b)	$1,000	$1,040,000

Munimae Tax-Exempt Bond Subsidiary LLC:
7.75%, 11/01/10(a)(b)(c)	2,000	1,299,680
7.50%, 6/30/49(a)(b)(c)	2,000	1,864,120

		4,203,800

Ohio — 76.8%
Corporate — 3.6%
Ohio Air Quality Development Authority, RB, Ohio Power, AMT, 7.13%, 6/01/41(c)	1,000	1,031,410

Ohio Air Quality Development Authority, Refunding, PCRB, FirstEnergy, Series C, 5.63%, 6/01/18	1,000	1,085,930

Ohio Air Quality Development Authority, Refunding, RB, Columbus Southern Power Co., Series B, 5.80%, 12/01/38	1,000	1,054,120

State of Ohio, Refunding, RB, USX Corp. Project, 5.63%, 5/01/29	1,000	1,004,080

		4,175,540

County/City/Special District/School District — 28.0%
City of Brunswick Ohio, GO, Special Assessment, 6.30%, 12/01/14	140	141,373

City of Cincinnati Ohio, RB, Madison Circle Project, Series C, 5.00%, 11/01/32	1,750	1,798,685

City of Cleveland Ohio, GO, Various Purpose, Series A, (AGC), 5.00%, 12/01/29	1,000	1,074,320

City of Cleveland Ohio, RB, Series C, (AGC), 5.00%, 1/01/27	1,500	1,581,705

City of Mason Ohio, GO, Various Purpose, Limited Tax, 4.25%, 12/01/27	1,000	1,034,420

County of Franklin Ohio, GO, Various Purpose, 5.00%, 12/01/31	1,500	1,627,515

County of Hamilton Ohio, RB, Sub-Series B, (AMBAC), 5.25%, 12/01/32	1,015	1,022,826

Fairfield City School District, GO, 7.45%, 12/01/14	1,000	1,140,490

Mason City School District, Refunding, GO, (MBIA, FGIC), 5.00%, 12/01/15	3,000	3,478,290

Miamisburg City School District, GO, School Facilities Construction & Improvement:
5.00%, 12/01/33	1,500	1,623,690
(AGC), 5.00%, 12/01/29	1,035	1,130,355
(AGC), 4.75%, 12/01/36	1,000	1,038,360

Monroe Local School District, Refunding, GO, School Improvement, (AMBAC), 5.50%, 12/01/25	1,835	2,219,121

New Albany Community Authority, RB, Series B, (AMBAC), 5.13%, 10/01/21	2,750	2,848,037

Northwestern Local School District Wayne & Ashland Counties, GO, School Improvement, (MBIA, FGIC), 7.20%, 12/01/10	165	166,600

Olentangy Local School District, GO, School Facilities Construction & Improvement, 5.00%, 12/01/36	1,700	1,823,420

State of Ohio, GO, Infrastructure Improvement, 5.35%, 8/01/14	1,880	2,198,190

Sylvania City School District, GO, School Improvement, (AGC), 5.25%, 12/01/36	1,500	1,605,315

Vandalia Butler City School District, GO, School Improvement, 5.13%, 12/01/37	3,000	3,211,590

West Muskingum Local School District, GO, School Facilities Construction & Improvement, (MBIA, FGIC), 5.00%, 12/01/24	2,000	2,055,880

		32,820,182

Education — 21.2%
Cleveland State University, RB, (MBIA, FGIC), 5.00%, 6/01/34	3,000	3,080,160

Kent State University Revenues, RB, General Receipts, Series B, (AGC), 4.25%, 5/01/31	2,500	2,454,850

Ohio State Higher Educational Facility Commission Higher Educational, RB, Denison University Project, 5.13%, 11/01/11(d)	3,000	3,301,530

Ohio State University, RB:
Series A, 5.25%, 12/01/18	3,290	3,633,048
Series A, 5.00%, 12/01/26	5,000	5,575,400

State of Ohio, RB, Denison University 2007 Project, 5.00%, 11/01/32	2,500	2,694,450

State of Ohio, Refunding, RB, Case Western Reserve, 5.00%, 12/01/33	2,000	2,096,880

University of Cincinnati, RB, Series A, (MBIA, FGIC), 5.00%, 6/01/31	2,000	2,034,840

		24,871,158

Health — 3.3%
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D, 6.13%, 10/01/28	1,000	1,131,060

County of Scioto Ohio, RB, Southern Ohio Medical Center, 5.75%, 2/15/38	1,000	1,022,580

Ohio State Higher Educational Facility Commission Hospital, RB, University Hospital Health System, Inc., Series A, 4.50%, 1/15/31	2,000	1,739,420

		3,893,060

Housing — 5.5%
County of Franklin Ohio, RB, Wellington Village Project, Series A, (GNMA), AMT, 5.40%, 2/20/43	250	251,827

Ohio Housing Finance Agency, Ohio Mortgage Backed Securities, RB:
Series F, (GNMA, FNMA, FHLMC), 5.45%, 9/01/33	995	1,033,039
Series J, (GNMA, FNMA, FHLMC), 6.13%, 9/01/28	2,500	2,759,875

Ohio Housing Finance Agency, Ohio, RB:
Series A, (FSA), 5.00%, 4/01/27	2,000	2,167,620
Wind River Apartments Project, Series A, (GNMA), AMT, 5.55%, 11/01/18	300	300,279

		6,512,640

10	SEPTEMBER 30, 2009

Schedule of Investments (continued)	Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (continued)
Tobacco — 1.2%
Buckeye Tobacco Settlement Financing Authority, RB, Asset Backed Senior Turbo:
Series A-2, 5.88%, 6/01/47	$1,400	$1,132,950
Series A-2, 6.50%, 6/01/47	250	222,388

		1,355,338

Transportation — 2.6%
County of Scioto Ohio, Refunding, RB, Norfolk Southern Corp. Project, 5.30%, 8/15/13(c)	3,000	3,004,290

Utilities — 11.4%
American Municipal Power-Ohio, Inc., RB, Prairie State Energy Campus Project, Series A, 5.25%, 2/15/25	1,500	1,634,475

City of Cincinnati Ohio, RB, Series B, 5.00%, 12/01/32	2,000	2,161,260

City of Cleveland Ohio, RB, Series B-1, 5.00%, 11/15/38	2,000	2,057,760

City of Columbus, Ohio System RB:
Series A, 4.50%, 6/01/29	2,000	2,084,580
Series A, 4.25%, 6/01/30	1,270	1,290,726

County of Hamilton Ohio, RB, Improvement, Metropolitan Sewer District, Series B, (MBIA), 5.00%, 12/01/16	2,720	3,154,493

Ohio State Water Development Authority, Refunding, RB, Community Assistance, 4.00%, 12/01/28	1,000	994,650

		13,377,944

		90,010,152

Guam — 0.9%
County/City/Special District/School District — 0.3%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	400	413,904

Utilities — 0.6%
Guam Government Waterworks Authority, RB, Water, 5.88%, 7/01/35	675	655,324

		1,069,228

Puerto Rico — 13.0%
County/City/Special District/School District — 4.5%
Commonwealth of Puerto Rico, Refunding, GO, (FGIC), 5.50%, 7/01/11	5,000	5,273,150

State — 7.6%
Puerto Rico Public Finance Corp. Commonwealth, RB, Appropriation, Series E, 5.50%, 2/01/12(d)	2,990	3,289,628
Puerto Rico Sales Tax Financing Corp., RB, First, Sub-Series A, 6.38%, 8/01/39	5,000	5,644,750

		8,934,378

Utilities — 0.9%
Puerto Rico Commonwealth Infrastructure Financing Authority, SO, Series A, 5.38%, 10/01/10(d)	1,000	1,061,060

		15,268,588

Total Municipal Bonds — 94.3%		110,551,768

Municipal Bonds Transferred to Tender Option Bond Trusts(e)
Ohio — 7.1%
Health — 7.1%
County of Montgomery Ohio, RB, Various, Catholic Health, Series C-1, (FSA), 5.00%, 10/01/41	2,000	2,050,652
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	3,400	3,600,362
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	2,500	2,671,700

		8,322,714

Puerto Rico — 1.8%
Utilities — 1.8%
Puerto Rico Commonwealth Infrastructure Financing Authority SO, Series A, 5.50%, 10/01/10(d)	2,000	2,124,620

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.9%		10,447,334

Total Long-Term Investments (Cost — $114,695,062) — 103.2%		120,999,102

	Shares
Short-Term Securities
CMA Ohio Municipal Money Fund, 0.08%(f)(g) (Cost — $1,529,284) — 1.3%	1,529,284	1,529,284

Total Investments (Cost — $116,224,346*) — 104.5%		122,528,386
Liabilities in Excess of Other Assets — (0.3)%		(319,000)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (4.2)%		(4,960,265)

Net Assets — 100.0%		$117,249,121

SEPTEMBER 30, 2009	11

Schedule of Investments (concluded)	Ohio Municipal Bond Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$111,346,545

Gross unrealized appreciation	$7,517,552
Gross unrealized depreciation	(1,280,811)

Net unrealized appreciation	$6,236,741

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(c)	Variable rate security. Rate shown is as of report date.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Security represents bonds transferred to a tender option bond trust in exchange for which the Portfolio acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA Ohio Municipal Money Fund	$(699,215)	$859

(g)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$1,529,284
Level 2 - Long-Term Investments[1]	120,999,102
Level 3	—

Total	$122,528,386

[1]	See above Schedule of Investments for values in the state or political subdivision.

12	SEPTEMBER 30, 2009

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds II

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: November 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: November 20, 2009